UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2012 Semiannual Report to Shareholders

DWS Emerging Markets Equity Fund

Contents
4 Performance Summary
8 Portfolio Summary
10 Investment Portfolio
16 Statement of Assets and Liabilities
18 Statement of Operations
19 Statement of Changes in Net Assets
20 Financial Highlights
25 Notes to Financial Statements
35 Information About Your Fund's Expenses
37 Summary of Management Fee Evaluation by Independent Fee Consultant
41 Account Management Resources
43 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2012 (Unaudited)

Average Annual Total Returns as of 4/30/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	4.05%	-17.30%	13.64%	-2.00%	10.38%
Class B	3.62%	-17.93%	12.66%	-2.89%	9.44%
Class C	3.59%	-17.96%	12.72%	-2.84%	9.48%
MSCI Emerging Markets Index+	3.93%	-12.61%	18.33%	3.48%	13.92%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-1.94%	-22.06%	11.42%	-3.15%	9.73%
Class B (max 4.00% CDSC)	-0.38%	-20.39%	12.13%	-3.04%	9.44%
Class C (max 1.00% CDSC)	2.59%	-17.96%	12.72%	-2.84%	9.48%
MSCI Emerging Markets Index+	3.93%	-12.61%	18.33%	3.48%	13.92%
No Sales Charges						Life of Institutional Class*
Class S	4.16%	-17.11%	13.91%	-1.77%	10.66%	N/A
Institutional Class	4.29%	-16.93%	14.16%	N/A	N/A	-6.27%
MSCI Emerging Markets Index+	3.93%	-12.61%	18.33%	3.48%	13.92%	-0.76%

‡ Total returns shown for periods less than one year are not annualized.

* Institutional Class commenced operations on March 3, 2008. The performance shown for the index is for the time period of February 29, 2008 through April 30, 2012, which is based on the performance period of the life of the class.

Average Annual Total Returns as of 3/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	-13.52%	19.27%	-1.25%	10.52%
Class B	-14.18%	18.26%	-2.16%	9.57%
Class C	-14.19%	18.29%	-2.10%	9.63%
MSCI Emerging Markets Index+	-8.80%	25.07%	4.67%	14.13%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-18.49%	16.94%	-2.41%	9.87%
Class B (max 4.00% CDSC)	-16.75%	17.78%	-2.31%	9.57%
Class C (max 1.00% CDSC)	-14.19%	18.29%	-2.10%	9.63%
MSCI Emerging Markets Index+	-8.80%	25.07%	4.67%	14.13%
No Sales Charges					Life of Institutional Class*
Class S	-13.32%	19.56%	-1.03%	10.80%	N/A
Institutional Class	-13.14%	19.80%	N/A	N/A	-6.16%
MSCI Emerging Markets Index+	-8.80%	25.07%	4.67%	14.13%	-0.48%

* Institutional Class commenced operations on March 3, 2008. The performance shown for the index is for the time period of February 29, 2008 through April 30, 2012, which is based on the performance period of the life of the class.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2012 are 1.78%, 2.64%, 2.59%, 1.55% and 1.37% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Morgan Stanley Capital International (MSCI) Emerging Markets Index is an unmanaged, capitalization-weighted index of companies in a universe of 26 emerging markets. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 4/30/12	$16.20	$14.60	$14.71	$16.42	$16.45
10/31/11	$15.57	$14.09	$14.20	$15.78	$15.82
Distribution Information: Six Months as of 4/30/12: Income Dividends	$—	$—	$—	$.02	$.04

Morningstar Rankings — Diversified Emerging Markets Funds Category as of 4/30/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	388	of	496	78
3-Year	319	of	354	90
5-Year	221	of	242	91
10-Year	138	of	147	93
Class B 1-Year	405	of	496	81
3-Year	340	of	354	96
5-Year	229	of	242	94
10-Year	143	of	147	97
Class C 1-Year	406	of	496	82
3-Year	337	of	354	95
5-Year	228	of	242	94
10-Year	142	of	147	96
Class S 1-Year	381	of	496	77
3-Year	313	of	354	88
5-Year	217	of	242	89
10-Year	129	of	147	87
Institutional Class 1-Year	376	of	496	76
3-Year	306	of	354	86

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at April 30, 2012 (31.2% of Net Assets)	Country	Percent
1. Taiwan Semiconductor Manufacturing Co., Ltd. Manufacturer of integrated circuits and other semiconductor devices	Taiwan	5.2%
2. Samsung Electronics Co., Ltd. Manufacturer of electronic parts	Korea	5.2%
3. Sime Darby Bhd. Investment holding company	Malaysia	4.0%
4. African Rainbow Minerals Ltd. Holding company for a group of companies with interests in mining	South Africa	3.3%
5. Sanlam Ltd. Financial service group	South Africa	2.8%
6. PetroChina Co., Ltd. Explores, develops and produces crude oil and natural gas	China	2.6%
7. Petroleo Brasileiro SA Producer and distributor of petroleum	Brazil	2.2%
8. America Movil SAB de CV Provider of wireless communication services	Mexico	2.0%
9. Banco Bradesco SA Provider of commercial banking services	Brazil	2.0%
10. Ayala Land, Inc. Develops and invests in real estate properties	Philippines	1.9%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 10. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section on page 41 for contact information.

Investment Portfolio as of April 30, 2012 (Unaudited)
	Shares	Value ($)

Common Stocks 89.4%
Brazil 5.1%
All America Latina Logistica	136,300	620,667
B2W Companhia Global do Varejo*	42,200	179,989
BRF-Brasil Foods SA	51,700	945,227
CCR SA	77,100	598,631
Fibria Celulose SA*	20,400	164,172
Gafisa SA	135,300	251,272
Hypermarcas SA	44,100	282,949
JBS SA*	159,800	628,754
Marfrig Alimentos SA	85,300	469,426
MMX Mineracao e Metalicos SA*	116,700	542,435
MRV Engenharia e Participacoes SA	59,800	347,917
Oi SA	5,279	35,698
PDG Realty SA Empreendimentos e Participacoes*	192,100	453,506
Petroleo Brasileiro SA	130,400	1,531,703
Rossi Residencial SA	74,500	312,672
Usinas Siderurgicas de Minas Gerais SA	49,000	467,854
Vale SA	66,700	1,490,659
(Cost $13,982,982)		9,323,531
Chile 1.4%
Cencosud SA	72,600	462,449
Empresa Nacional de Electricidad SA	842,800	1,535,665
Enersis SA	1,558,100	635,638
(Cost $2,234,840)		2,633,752
China 9.3%
Bank of China Ltd. "H"	1,559,000	649,923
China Construction Bank Corp. "H"	4,225,000	3,279,683
China Life Insurance Co., Ltd. "H"*	368,000	981,290
China Petroleum & Chemical Corp. "H"	809,000	858,264
China Shenhua Energy Co., Ltd. "H"*	198,000	879,837
Dongfeng Motor Group Co., Ltd. "H"	920,000	1,800,422
Industrial & Commercial Bank of China Ltd. "H"	2,058,000	1,365,069
PetroChina Co., Ltd. "H"	3,282,000	4,889,371
Shanghai Electric Group Co., Ltd. "H"*	2,264,000	1,135,751
Tencent Holdings Ltd.	44,800	1,403,350
(Cost $16,905,453)		17,242,960
Czech Republic 0.2%
CEZ AS (Cost $353,787)	8,900	359,034
Hong Kong 7.1%
Belle International Holdings Ltd.	1,775,809	3,473,303
Brilliance China Automotive Holdings Ltd.*	500,000	540,029
China Mobile Ltd.	311,000	3,445,805
China Unicom (Hong Kong) Ltd.	244,000	426,019
CNOOC Ltd.	1,637,000	3,469,162
COSCO Pacific Ltd.	736,000	1,066,265
GCL-Poly Energy Holdings Ltd. (a)	892,000	230,795
Huabao International Holdings Ltd. (a)	1,274,000	462,918
(Cost $14,313,885)		13,114,296
India 7.1%
Coal India Ltd.	161,300	1,077,166
Dr. Reddy's Laboratories Ltd.	18,100	604,456
Hero Motocorp Ltd.	45,800	1,939,530
Hindalco Industries Ltd.	567,400	1,294,111
Infosys Ltd.	11,700	544,572
Jindal Steel & Power Ltd.	54,000	516,120
LIC Housing Finance Ltd.	616,400	3,042,958
Rural Electrification Corp., Ltd.	533,500	2,103,582
Tata Motors Ltd.	333,200	1,993,752
(Cost $13,913,767)		13,116,247
Indonesia 1.3%
PT Bank Mandiri	1,152,500	926,099
PT Bumi Resources Tbk	1,813,000	399,568
PT Gudang Garam Tbk	79,500	510,537
PT Telekomunikasi Indonesia Tbk	686,000	633,271
(Cost $2,373,492)		2,469,475
Korea 15.0%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	36,300	1,010,498
Dongbu Insurance Co., Ltd.	27,200	1,084,398
Doosan Heavy Industries & Construction Co., Ltd.	1,975	92,710
Hankook Tire Co., Ltd.	53,400	2,250,555
Hyundai Engineering & Construction Co., Ltd.	23,600	1,482,768
Hyundai Heavy Industries Co., Ltd.	2,200	547,291
Hyundai Marine & Fire Insurance Co., Ltd.	39,700	1,015,999
Hyundai Mobis	7,400	1,998,292
KB Financial Group, Inc.	22,800	772,462
Korean Air Lines Co., Ltd.*	12,500	490,392
KT&G Corp.	5,600	384,771
LG Chem Ltd.	5,700	1,424,697
LG Innotek Co., Ltd.*	4,200	299,812
POSCO	980	325,909
Samsung C&T Corp.	20,900	1,413,220
Samsung Card Co., Ltd.	58,100	1,781,044
Samsung Electronics Co., Ltd.	7,791	9,540,214
Samsung Securities Co., Ltd.	21,300	939,349
Shinhan Financial Group Co., Ltd.	14,700	510,802
SK Innovation Co., Ltd.	2,900	402,385
(Cost $27,258,492)		27,767,568
Malaysia 4.2%
AirAsia Bhd.	362,600	398,556
Sime Darby Bhd.	2,308,500	7,421,838
(Cost $7,532,817)		7,820,394
Mexico 4.0%
America Movil SAB de CV "L"	2,763,400	3,689,215
Fomento Economico Mexicano SAB de CV (Units)	122,500	994,881
Grupo Televisa SAB	86,300	378,964
Industrias Penoles SAB de CV	22,800	1,068,240
Wal-Mart de Mexico SAB de CV "V"	458,600	1,311,447
(Cost $6,598,407)		7,442,747
Philippines 2.9%
Ayala Land, Inc.	6,859,400	3,476,798
Bank of the Philippine Islands	425,090	740,253
Metropolitan Bank & Trust Co.	507,700	1,096,162
(Cost $4,392,755)		5,313,213
Poland 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA (a) (Cost $2,647,145)	166,400	1,783,200
Russia 5.6%
Federal Grid Co., Unified Energy System JSC	50,955,100	524,838
Gazprom OAO	275,260	1,584,745
Magnit OJSC (GDR) REG S	39,200	1,147,776
Mechel (ADR)* (a)	81,800	710,842
Mobile TeleSystems (ADR) (a)	115,900	2,267,004
NovaTek OAO (GDR) REG S	7,900	1,004,090
Rostelecom*	137,200	637,819
Sberbank of Russia	167,600	536,331
TMK OAO (GDR) REG S	46,100	618,201
Uralkali OJSC (GDR) REG S	22,200	840,270
VTB Bank OJSC	255,755,200	550,385
(Cost $11,449,186)		10,422,301
South Africa 9.3%
African Rainbow Minerals Ltd.	258,500	6,022,708
AngloGold Ashanti Ltd.	14,700	504,699
Aspen Pharmacare Holdings Ltd.*	114,500	1,852,054
MTN Group Ltd.	31,400	548,930
Sanlam Ltd.	1,211,800	5,215,418
Sasol Ltd.	39,300	1,867,574
Woolworths Holdings Ltd.	172,100	1,076,341
(Cost $17,443,679)		17,087,724
Taiwan 11.1%
Advanced Semiconductor Engineering, Inc.	1,425,000	1,430,698
Asia Cement Corp.	1,021,000	1,224,400
Chinatrust Financial Holding Co., Ltd.	2,627,306	1,665,916
Chungwha Telecom Co., Ltd.	1,001,000	3,125,718
Hon Hai Precision Industry Co., Ltd.	132,000	414,419
HTC Corp.	15,000	225,396
MediaTek, Inc.	58,000	499,020
Taishin Financial Holdings Co., Ltd.	6,040,900	2,319,790
Taiwan Semiconductor Manufacturing Co., Ltd.	3,254,000	9,613,242
(Cost $20,796,109)		20,518,599
Thailand 2.4%
Charoen Pokphand Foods PCL	440,000	583,089
Glow Energy PCL	584,200	1,277,641
PTT Exploration & Production PCL	431,200	2,489,041
(Cost $4,147,948)		4,349,771
Turkey 2.4%
Tupras-Turkiye Petrol Rafinerileri AS	117,900	2,467,226
Turk Hava Yollari	225,400	344,820
Turkiye Garanti Bankasi AS*	416,400	1,530,037
(Cost $4,923,012)		4,342,083
Total Common Stocks (Cost $171,267,756)		165,106,895

Preferred Stocks 7.3%
Brazil
Banco Bradesco SA	228,700	3,674,989
Companhia de Bebidas das Americas	24,900	1,048,827
Companhia Energetica de Minas Gerais	39,875	790,325
Gerdau SA	67,700	636,458
Itau Unibanco Holding SA	88,200	1,388,138
Lojas Americanas SA	54,700	514,243
Metalurgica Gerdau SA	82,400	1,005,062
Oi SA	54,126	326,264
Petroleo Brasileiro SA	222,500	2,485,127
Usinas Siderurgicas de Minas Gerais SA "A"	79,400	454,869
Vale SA "A"	57,900	1,259,059
Total Preferred Stocks (Cost $15,141,391)		13,583,361
Rights 0.0%
Brazil
Companhia de Bebidas das Americas, Expiration Date 6/1/2012 * (Cost $0)	60	518

Securities Lending Collateral 2.1%
Daily Assets Fund Institutional, 0.24% (b) (c) (Cost $3,921,600)	3,921,600	3,921,600

Cash Equivalents 1.5%
Central Cash Management Fund, 0.12% (b) (Cost $2,701,757)	2,701,757	2,701,757

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $193,032,504)+	100.3	185,314,131
Other Assets and Liabilities, Net	(0.3)	(613,278)
Net Assets	100.0	184,700,853

* Non-income producing security.

+ The cost for federal income tax purposes was $193,561,696. At April 30, 2012, net unrealized depreciation for all securities based on tax cost was $8,247,565. This consisted of aggregate gross unrealized depreciation for all securities in which there was an excess of value over tax cost of $12,156,060 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,403,625.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2012 amounted to $3,539,501, which is 1.9% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At April 30, 2012, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Hang Seng Index	HKD	5/30/2012	40	5,397,846	90,088

Currency Abbreviation
HKD Hong Kong Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common and Preferred Stocks
Brazil	$22,906,892	$—	$—	$22,906,892
Chile	2,633,752	—	—	2,633,752
China	—	17,242,960	—	17,242,960
Czech Republic	—	359,034	—	359,034
Hong Kong	—	13,114,296	—	13,114,296
India	—	13,116,247	—	13,116,247
Indonesia	—	2,469,475	—	2,469,475
Korea	—	27,767,568	—	27,767,568
Malaysia	—	7,820,394	—	7,820,394
Mexico	7,442,747	—	—	7,442,747
Philippines	—	5,313,213	—	5,313,213
Poland	—	1,783,200	—	1,783,200
Russia	6,588,183	3,834,118	—	10,422,301
South Africa	—	17,087,724	—	17,087,724
Taiwan	—	20,518,599	—	20,518,599
Thailand	—	4,349,771	—	4,349,771
Turkey	—	4,342,083	—	4,342,083
Rights	518	—	—	518
Short-Term Investments (d)	6,623,357	—	—	6,623,357
Derivatives (e)	90,088	—	—	90,088
Total	$46,285,537	$139,118,682	$—	$185,404,219

Chilean securities with a total value of $1,511,684 were transferred from Level 2 to Level 1. These securities were categorized as Level 2 on October 31, 2011, due to a market holiday in Chile.

Transfers between price levels are recognized at the beginning of the reporting period.

(d) See Investment Portfolio for additional detailed categorizations.

(e) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $186,409,147) — including $3,539,501 of securities loaned	$178,690,774
Investment in Daily Assets Fund Institutional (cost $3,921,600)*	3,921,600
Investment in Central Cash Management Fund (cost $2,701,757)	2,701,757
Total investments in securities, at value (cost $193,032,504)	185,314,131
Foreign currency, at value (cost $2,170,757)	2,163,787
Deposits with broker for futures contracts	325,846
Receivable for Fund shares sold	818,828
Dividends receivable	424,571
Interest receivable	7,910
Receivable for variation margin on futures contracts	63,676
Foreign taxes recoverable	50,607
Other assets	45,345
Total assets	189,214,701
Liabilities
Payable upon return of securities loaned	3,921,600
Payable for investments purchased	82,328
Payable for Fund shares redeemed	99,253
Accrued management fee	153,401
Accrued Directors' fees	1,387
Other accrued expenses and payables	255,879
Total liabilities	4,513,848
Net assets, at value	$184,700,853
Net Assets Consist of
Distributions in excess of net investment income	(20,148)
Net unrealized appreciation (depreciation) on: Investments	(7,718,373)
Futures	90,088
Foreign currency	(13,481)
Accumulated net realized gain (loss)	(40,602,338)
Paid-in capital	232,965,105
Net assets, at value	$184,700,853

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($23,696,060 ÷ 1,462,480 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$16.20
Maximum offering price per share (100 ÷ 94.25 of $16.20)	$17.19
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($887,639 ÷ 60,807 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$14.60
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($4,932,056 ÷ 335,273 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$14.71
Class S Net Asset Value, offering and redemption price(a) per share ($87,853,809 ÷ 5,350,611 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$16.42
Institutional Class Net Asset Value, offering and redemption price(a) per share ($67,331,289 ÷ 4,093,677 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$16.45

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2012 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $157,436)	$1,620,941
Interest	4,950
Income distributions — Central Cash Management Fund	2,020
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	49,008
Total income	1,676,919
Expenses: Management fee	976,749
Administration fee	96,231
Services to shareholders	156,124
Distribution and service fees	59,782
Custodian fee	72,138
Professional fees	50,772
Reports to shareholders	25,826
Registration fees	29,450
Directors' fees and expenses	4,814
Other	36,509
Total expenses before expense reductions	1,508,395
Expense reductions	(722)
Total expenses after expense reductions	1,507,673
Net investment income (loss)	169,246
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments (net of foreign taxes of $40)	(15,167,566)
Futures	1,036,905
Foreign currency	(98,662)
(14,229,323)
Change in net unrealized appreciation (depreciation) on: Investments	22,916,135
Futures	(157,061)
Foreign currency	(24,608)
22,734,466
Net gain (loss)	8,505,143
Net increase (decrease) in net assets resulting from operations	$8,674,389

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations: Net investment income (loss)	$169,246	$1,725,332
Net realized gain (loss)	(14,229,323)	32,373,648
Change in net unrealized appreciation (depreciation)	22,734,466	(74,983,503)
Net increase (decrease) in net assets resulting from operations	8,674,389	(40,884,523)
Distributions to shareholders from: Net investment income: Class A	—	(244,869)
Class S	(86,445)	(1,078,986)
Institutional Class	(213,498)	(820,386)
Total distributions	(299,943)	(2,144,241)
Fund share transactions: Proceeds from shares sold	18,875,106	83,119,628
Reinvestment of distributions	291,972	2,015,897
Payments for shares redeemed	(43,332,690)	(99,685,439)
Redemption fees	2,881	3,945
Net increase (decrease) in net assets from Fund share transactions	(24,162,731)	(14,545,969)
Increase (decrease) in net assets	(15,788,285)	(57,574,733)
Net assets at beginning of period	200,489,138	258,063,871
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $20,148 and $110,549, respectively)	$184,700,853	$200,489,138

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$15.57		$18.47	$15.34	$10.75	$31.64	$25.35
Income (loss) from investment operations: Net investment income (loss)a	(.00	)***	.06	.02	.06	.13	.03
Net realized and unrealized gain (loss)	.63		(2.85)	3.19	4.55	(15.13)	12.72
Total from investment operations	.63		(2.79)	3.21	4.61	(15.00)	12.75
Less distributions from: Net investment income	—		(.11)	(.08)	(.02)	(.05)	(.03)
Net realized gains	—		—	—	—	(5.84)	(6.43)
Total distributions	—		(.11)	(.08)	(.02)	(5.89)	(6.46)
Redemption fees	.00	***	.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$16.20		$15.57	$18.47	$15.34	$10.75	$31.64
Total Return (%)b	4.05	**	(15.20)	21.01	42.95	(57.52)	63.41
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24		27	41	45	41	148
Ratio of expenses (%)	1.80	*	1.78	1.75	1.83	1.70	1.68
Ratio of net investment income (loss) (%)	(.06	)*	.32	.13	.48	.59	.14
Portfolio turnover rate (%)	33	**	179	77	138	81	98
a Based on average shares outstanding during the period. b Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended October 31,
Class B	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$14.09		$16.75	$13.98	$9.88	$29.76	$24.34
Income (loss) from investment operations: Net investment income (loss)a	(.07)		(.10)	(.13)	(.08)	(.03)	(.16)
Net realized and unrealized gain (loss)	.58		(2.56)	2.90	4.18	(14.01)	12.01
Total from investment operations	.51		(2.66)	2.77	4.10	(14.04)	11.85
Less distributions from: Net realized gains	—		—	—	—	(5.84)	(6.43)
Redemption fees	.00	***	.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$14.60		$14.09	$16.75	$13.98	$9.88	$29.76
Total Return (%)b	3.62	c**	(15.88)	19.81	41.50	(57.90)	61.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	3	3	2	10
Ratio of expenses before expense reductions (%)	2.74	*	2.64	2.69	2.86	2.62	2.61
Ratio of expenses after expense reductions (%)	2.61	*	2.64	2.69	2.86	2.62	2.61
Ratio of net investment income (loss) (%)	(.96	)*	(.60)	(.81)	(.72)	(.34)	(.79)
Portfolio turnover rate (%)	33	**	179	77	138	81	98
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total returns would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class C	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$14.20		$16.87	$14.06	$9.93	$29.86	$24.39
Income (loss) from investment operations: Net investment income (loss)a	(.06)		(.08)	(.11)	(.07)	(.02)	(.14)
Net realized and unrealized gain (loss)	.57		(2.59)	2.92	4.20	(14.07)	12.04
Total from investment operations	.51		(2.67)	2.81	4.13	(14.09)	11.90
Less distributions from: Net realized gains	—		—	—	—	(5.84)	(6.43)
Redemption fees	.00	***	.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$14.71		$14.20	$16.87	$14.06	$9.93	$29.86
Total Return (%)b	3.59	**	(15.83)	19.99	41.59	(57.88)	62.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		5	8	7	6	15
Ratio of expenses (%)	2.62	*	2.59	2.58	2.73	2.57	2.54
Ratio of net investment income (loss) (%)	(.84	)*	(.50)	(.70)	(.64)	(.29)	(.72)
Portfolio turnover rate (%)	33	**	179	77	138	81	98
a Based on average shares outstanding during the period. b Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended October 31,
Class S	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009		2008	2007
Selected Per Share Data
Net asset value, beginning of period	$15.78		$18.72	$15.59	$10.90		$31.96	$25.58
Income (loss) from investment operations: Net investment income (loss)a	.01		.10	.06	.09		.16	.05
Net realized and unrealized gain (loss)	.65		(2.88)	3.23	4.63		(15.30)	12.86
Total from investment operations	.66		(2.78)	3.29	4.72		(15.14)	12.91
Less distributions from: Net investment income	(.02)		(.16)	(.16)	(.03)		(.08)	(.10)
Net realized gains	—		—	—	—		(5.84)	(6.43)
Total distributions	(.02)		(.16)	(.16)	(.03)		(5.92)	(6.53)
Redemption fees	.00	***	.00 ***	.00 ***	.00	***	.00 ***	.00	***
Net asset value, end of period	$16.42		$15.78	$18.72	$15.59		$10.90	$31.96
Total Return (%)	4.16	**	(15.00)	21.21	43.53	b	(57.43)	63.61	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	88		94	130	120		97	285
Ratio of expenses before expense reductions (%)	1.59	*	1.55	1.55	1.62		1.53	1.60
Ratio of expenses after expense reductions (%)	1.59	*	1.55	1.55	1.43		1.53	1.59
Ratio of net investment income (loss) (%)	.17	*	.58	.33	.71		.76	.23
Portfolio turnover rate (%)	33	**	179	77	138		81	98
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended October 31,
Institutional Class	Six Months Ended 4/30/12 (Unaudited)		2011	2010		2009		Period Ended 10/31/08a
Selected Per Share Data
Net asset value, beginning of period	$15.82		$18.77	$15.60		$10.91		$22.13
Income (loss) from investment operations: Net investment income (loss)b	.03		.19	.10		.09		.20
Net realized and unrealized gain (loss)	.64		(2.94)	3.23		4.64		(11.42)
Total from investment operations	.67		(2.75)	3.33		4.73		(11.22)
Less distributions from: Net investment income	(.04)		(.20)	(.16)		(.04)		—
Redemption fees	.00	***	.00 ***	.00	***	.00	***	.00	***
Net asset value, end of period	$16.45		$15.82	$18.77		$15.60		$10.91
Total Return (%)	4.29	**	(14.83)	21.54		43.53		(50.70	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	67		73	76		52		41
Ratio of expenses (%)	1.36	*	1.37	1.32		1.38		1.38	*
Ratio of net investment income (loss) (%)	.36	*	1.04	.56		.78		1.64	*
Portfolio turnover rate (%)	33	**	179	77		138		81
a For the period from March 3, 2008 (commencement of operations of Institutional Class shares) to October 31, 2008.
b Based on average shares outstanding during the period.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Emerging Markets Equity Fund (the "Fund") is a diversified series of DWS International Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes and, where appropriate, deferred foreign taxes.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $25,844,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2017, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in passive foreign investment companies, investments in futures contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investments for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2012, the Fund used futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs, while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2012 is included in a table following the Fund's Investment Portfolio. For the period ended April 30, 2012, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,457,000 to $7,875,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$90,088

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,036,905

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(157,061)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended April 30, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $62,534,658 and $87,831,629, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	1.015%
Next $500 million of such net assets	.990%
Over $750 million of such net assets	.965%

Accordingly, for the six months ended April 30, 2012, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 1.015% of the Fund's average daily net assets.

For the period from November 1, 2011 through January 31, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class B shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 2.61%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2012, the Administration Fee was $96,231, of which $15,113 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2012
Class A	$17,902	$—	$9,054
Class B	1,438	722	718
Class C	3,290	—	1,668
Class S	69,728	—	27,449
Institutional Class	1,388	—	802
	$93,746	$722	$39,691

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2012, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2012
Class B	$4,218	$478
Class C	18,383	2,811
	$22,601	$3,289

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2012, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2012	Annualized Effective Rate
Class A	$29,720	$12,180	.23%
Class B	1,372	496	.24%
Class C	6,089	2,263	.25%
	$37,181	$14,939

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2012, aggregated $1,912.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2012, the CDSC for Class B and C shares aggregated $1,329 and $99, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2012, DIDI received $105 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,806, of which $9,295 is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholders, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of April 30, 2012, DWS Alternative Asset Allocation Fund held 22% of the total shares outstanding of the Fund.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

G. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 25 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

H. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	188,532	$2,930,372	450,964	$7,919,397
Class B	75	1,003	3,709	62,379
Class C	51,023	736,988	102,700	1,661,459
Class S	218,100	3,512,843	805,692	14,677,265
Institutional Class	748,547	11,693,900	3,249,244	58,799,128
		$18,875,106		$83,119,628
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	12,339	$226,787
Class S	5,357	78,850	52,192	970,348
Institutional Class	14,469	213,122	43,996	818,762
		$291,972		$2,015,897
Shares redeemed
Class A	(470,683)	$(7,273,193)	(960,691)	$(16,979,851)
Class B	(34,053)	(485,987)	(63,621)	(1,028,249)
Class C	(74,018)	(1,055,452)	(191,368)	(3,118,427)
Class S	(829,440)	(13,058,016)	(1,871,562)	(33,895,370)
Institutional Class	(1,278,343)	(21,460,042)	(2,735,917)	(44,663,542)
		$(43,332,690)		$(99,685,439)
Redemption fees		$2,881		$3,945
Net increase (decrease)
Class A	(282,151)	$(4,342,821)	(497,388)	$(8,833,414)
Class B	(33,978)	(484,984)	(59,912)	(965,870)
Class C	(22,995)	(318,464)	(88,668)	(1,456,959)
Class S	(605,983)	(9,463,442)	(1,013,678)	(18,244,079)
Institutional Class	(515,327)	(9,553,020)	557,323	14,954,353
		$(24,162,731)		$(14,545,969)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B shares of the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,040.50	$1,036.20	$1,035.90	$1,041.60	$1,042.90
Expenses Paid per $1,000*	$9.13	$13.21	$13.26	$8.07	$6.91
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,015.91	$1,011.88	$1,011.83	$1,016.96	$1,018.10
Expenses Paid per $1,000*	$9.02	$13.06	$13.11	$7.97	$6.82

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Emerging Markets Equity Fund	1.80%	2.61%	2.62%	1.59%	1.36%

For more information, please refer to the Fund's prospectus.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack
President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SEKAX	SEKBX	SEKCX	SEMGX	SEKIX
CUSIP Number	23337R 106	23337R 205	23337R 304	23337R 502	23337R 619
Fund Number	479	679	779	2079	1479

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

DWS INVESTMENTS

Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DEMEF-3
(R-027567-1 6/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 27, 2012